RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Related Party Balances included within Consolidated Financial Statements (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Cash included in cash and cash equivalents	$ 10,500	$ 8,800
Ownership Interest Held by Non-Controlling Interest	100000000000.00%
Reinsurance
Disclosure of transactions between related parties [line items]
Transfers under finance agreements from entity, related party transactions	$ 2,000
Sales of property and other assets, related party transactions	$ 2,200
Number of shares issued	1,000,000
Cash included in cash and cash equivalents	$ 493	$ 266
Proportion of ownership interest in associate or joint venture	83.00%	71.00%
Partners Value Investments Inc.
Disclosure of transactions between related parties [line items]
Cash included in cash and cash equivalents	$ 107	$ 133
Oaktree [Member]
Disclosure of transactions between related parties [line items]
Cash included in cash and cash equivalents		40
Brookfield Corporation
Disclosure of transactions between related parties [line items]
Sales of property and other assets, related party transactions	$ 3,500
Number of shares issued	1,000,000
Proportion of ownership interest in associate or joint venture	41.00%
Private Equity and Other
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate or joint venture	66.00%
Other related parties [member]
Disclosure of transactions between related parties [line items]
Management fees received	$ 304	$ 149